Note 6 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets Disclosure [Text Block]
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2012	2013
Prepayment of advertising fees	$12,728	$281,590
Advertising deposit	47,729	250,837
Advances to suppliers	1,037,764	1,182,555
VAT refund receivable	89,843	141,292
Interest receivable	1,019,415	419,991
Prepayment of office rental	47,462	185,698
Other current assets	525,406	844,716
	$2,780,347	$3,306,679